Lease Liability - Schedule of Lease Liability (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liability [Line Items]
Current lease liabilities	$ 118,388	$ 187,442
Non-current lease liabilities	199,155	208,679
Total lease liability	317,543	396,121
2026 [Member]
Schedule of Lease Liability [Line Items]
Current lease liabilities	$ 118,388	187,442
2026 [Member] | Minimum [Member]
Schedule of Lease Liability [Line Items]
Current Incremental borrowing rate	0.83%
2026 [Member] | Maximum [Member]
Schedule of Lease Liability [Line Items]
Current Incremental borrowing rate	5.45%
2035 [Member]
Schedule of Lease Liability [Line Items]
Non-current lease liabilities	$ 199,155	$ 208,679
2035 [Member] | Minimum [Member]
Schedule of Lease Liability [Line Items]
Non-current Incremental borrowing rate	0.83%
2035 [Member] | Maximum [Member]
Schedule of Lease Liability [Line Items]
Non-current Incremental borrowing rate	5.45%